Submission	May 19, 2026
Submission [Line Items]
Central Index Key	0000068622
Registrant Name	QWEST CORP
Registration File Number	333-295091
Form Type	S-4
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES